Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 1,938,997	$ 1,904,285
Other current financial assets	120,383	210,393
Other current non-financial assets	486,162	307,732
Trade and other current receivables	3,504,457	3,551,022
Current accounts receivable from related parties	16,369	14,337
Inventories	396,239	339,398
Current tax assets	107,321	50,994
Total current assets other than assets or groups of assets for disposal classified as held for sale or as held for distribution to owners	6,569,928	6,378,161
Non-current assets or disposal groups held for sale or for distribution to owners	11,326	5,825
TOTAL CURRENT ASSETS	6,581,254	6,383,986
NON-CURRENT ASSETS
Other non-current financial assets	3,049,811	2,796,475
Other non-current non-financial assets	2,735,890	1,140,708
Trade and other non-current receivables	587,957	906,508
Non-current accounts receivable from related parties	847	1,652
Investments accounted for using the equity method	1,978	2,596
Intangible assets other than goodwill	5,527,879	5,827,289
Goodwill	1,173,043	1,205,570
Property, plant and equipment	9,019,237	8,686,827
Investment property	10,254	11,708
Deferred tax Assets	1,088,234	433,037
TOTAL NON-CURRENT ASSETS	23,195,130	21,012,370
TOTAL ASSETS	29,776,384	27,396,356
CURRENT LIABILITIES
Other current financial liabilities	1,490,051	1,648,099
Trade and other current payables	3,920,045	4,116,247
Current accounts payable to related parties	494,511	2,996,668
Other current provisions	286,052	422,863
Current tax liabilities	220,727	192,924
Other current non-financial liabilities	320,755	270,120
Total current liabilities other than those associated with groups of assets for disposal classified as held for sale	6,732,141	9,646,921
Liabilities associated with disposal groups held for sale or for distribution to owners	3,791	3,835
TOTAL CURRENT LIABILITIES	6,735,932	9,650,756
NON-CURRENT LIABILITIES
Other non-current financial liabilities	4,890,458	4,621,868
Trade and other non-current payables	2,335,997	933,056
Other long-term provisions	976,327	1,363,976
Deferred tax liabilities	643,854	546,070
Non-current provisions for employee benefits	1,836,362	1,343,507
Other non-current non-financial liabilities	111,268	105,223
TOTAL NON-CURRENT LIABILITIES	10,794,266	8,913,700
TOTAL LIABILITIES	17,530,198	18,564,456
EQUITY
Issued capital	9,783,875	6,763,204
Retained earnings	5,474,411	4,841,687
Other reserves	(5,291,999)	(4,880,883)
Equity attributable to shareholders of Enel Américas	9,966,287	6,724,008
Non-controlling interests	2,279,899	2,107,892
TOTAL EQUITY	12,246,186	8,831,900
TOTAL LIABILITIES AND EQUITY	$ 29,776,384	$ 27,396,356